Concentration Risk (Details)	6 Months Ended
Jun. 30, 2023
Concentration Risk [Abstract]
Total revenue percentage	10.00%
Accounts receivable percentage	10.00%
Total purchase percentage	10.00%
Represent percentage	10.00%